Related Party Transactions - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
TD Ameritrade Holding Corporation [member]
Disclosure of transactions between related parties [line items]
Amount receivable from related party	$ 137	$ 68
Amount payable to related party	174	167
Symcor [member]
Disclosure of transactions between related parties [line items]
Cash paid to related party	86	93	$ 97
Amount payable to related party	14	15
Undrawn borrowing facilities	$ 338	338
Description of ownership interest in related party	One-third ownership
Unsecured loan facility	$ 100	100
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Amount receivable from related party	149	180
Insured Deposit Account Agreement [member] | TD Ameritrade Holding Corporation [member]
Disclosure of transactions between related parties [line items]
Cash paid to related party	1,900	1,500	1,200
Average insured deposit	$ 140,000	$ 124,000	$ 112,000
Banking service fee	0.25%